Aggregate Maturities of Company's Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Line Of Credit Facility [Abstract]
2018		$ 0
2019		116
2020		0
2021		70,000
2022		0
Total debt		70,116
Less: deferred financing costs		(1,787)
Long-term debt, net		68,329
Less: current portion		0
Long term debt	$ 9,640	$ 68,329	$ 107,344